RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
RESEARCH AND DEVELOPMENT EXPENSES [Abstract]
Schedule of research and development expenses
	Years ended December 31
	2012	2013	2014
Research and development	15,556	25,244	21,255
Less: research and development grants	(6,675)	(13,617)	(12,097)
Research and development, net	8,881	11,627	9,158